Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash	$ 162,347	$ 68,707
Accounts receivable	816	1,559
Prepaid expenses	569	1,787
Current assets	163,732	72,053
Investment in Juanicipio	364,014	394,622
Exploration and evaluation assets	80,118	52,637
Property and equipment	2,631	301
Deferred financing fees	569	909
Investments	8	8
Non-current assets	447,340	448,477
Total assets	611,072	520,530
Liabilities
Trade and other payables	3,477	2,668
Lease obligation - short term	142	154
Flow-through premium liability	0	1,969
Current liabilities	3,619	4,791
Deferred income taxes	13,536	8,498
Provision for reclamation	484	484
Lease obligation	2,100	0
Total liabilities	19,739	13,773
Equity
Share capital	618,979	614,364
Equity reserve	22,945	20,764
Accumulated other comprehensive income	782	781
Deficit	(51,373)	(129,152)
Total equity	591,333	506,757
Total liabilities and equity	$ 611,072	$ 520,530